Condensed Consolidated Statements of Stockholders' Equity (USD $)	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Distributions in Excess of Net Income [Member]	Retained Earnings [Member]
Balance at May. 15, 2012
Balance (in shares) at May. 15, 2012
Issuance of common stock, net	26,177,089	0	16,563	26,160,526	0	0	0
Issuance of common stock, net (in shares)		0	1,656,250
Net income (loss)	4,819,306	0	0	0	0	0	4,819,306
Other comprehensive income (loss)	2,433,997	0	0	0	2,433,997	0	0
Common dividends declared	(1,161,672)	0	0	0	0	(1,161,672)	0
Balance at Dec. 31, 2012	32,268,720	0	16,563	26,160,526	2,433,997	(1,161,672)	4,819,306
Balance (in shares) at Dec. 31, 2012		0	1,656,250
Issuance of common stock, net	84,000,000	0	57,000	83,943,000	0	0	0
Issuance of common stock, net (in shares)		0	5,700,000
Issuance of preferred stock, net	10,041	1	0	10,040	0	0	0
Issuance of preferred stock, net (in shares)		100	0
Redemption of preferred stock, net	(110,000)	(1)	0	(109,999)	0	0	0
Redemption of preferred stock, net (in shares)		(100)	0
Restricted stock compensation expense	89,193	0	0	89,193	0	0	0
Restricted stock compensation expense (in shares)		0	33,000
Net income (loss)	(7,516,074)	0	0	0	0	0	(7,516,074)
Other comprehensive income (loss)	(9,939,532)	0	0	0	(9,939,532)	0	0
Common dividends declared	(7,311,903)	0	0	0	0	(7,311,903)	0
Preferred dividends declared	(2,326)	0	0	0	0	(2,326)	0
Balance at Sep. 30, 2013	$ 91,488,119	$ 0	$ 73,563	$ 110,092,760	$ (7,505,535)	$ (8,475,901)	$ (2,696,768)
Balance (in shares) at Sep. 30, 2013		0	7,389,250